Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities held for sale
The changes in assets and liabilities held for sale are as follows as of December 31, 2023 and 2022:

Assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2021	$386,028	$77,503	$463,531
Transferred in/(out)	(310,851)	27,772	(283,079)
Balance at December 31, 2022	75,177	105,275	180,452
Transferred in/(out)	(61,961)	(100,696)	(162,657)
December 31, 2023	$13,216	$4,579	$17,795

Liabilities associated with assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2021	$24,321	$18,577	$42,898
Transferred in/(out)	(5,107)	(1,262)	(6,369)
Balance at December 31, 2022	19,214	17,315	36,529
Transferred in/(out)	(10,927)	(16,429)	(27,356)
December 31, 2023	$8,287	$886	$9,173
The following table summarizes the major classes of assets and liabilities classified as held for sale (excluding discontinued operations) as of December 31, 2023 and 2022:

	As of
	2023	2022
Assets
Cash and cash equivalents	$—	$4,792
Accounts Receivable, net of allowance for credit losses	—	9
Inventories, net	509	2,983
Total current assets	509	7,784
Tax receivable	—	234
Property, plant and equipment, net	4,002	11,008
Right-of-use assets, finance lease, net	68	449
Intangible assets, net	—	44,000
Goodwill	—	41,677
Other assets	—	123
Total non-current assets	4,070	97,491
Total assets	$4,579	$105,275

Liabilities
Accounts payable	$—	$1,050
Accrued expenses	—	771
Lease liability, finance lease	84	45
Lease liability, operating lease	368	—
Current portion of notes payable	—	7
Other current liabilities	—	1,097
Total current liabilities	452	2,970
Deferred tax liability	—	13,511
Lease liability, finance lease	—	834
Lease liability, operating lease	434	—
Total non-current liabilities	434	14,345
Total liabilities	$886	$17,315
The following table summarizes the major classes of assets and liabilities of the Company’s discontinued operations as of December 31, 2023 and 2022:

	2023	2022
Assets
Accounts receivable, net of allowance for credit losses	$4,356	$6,998
Inventories, net	—	15,861
Prepaid expenses and other current assets	53	3,472
Total current assets	4,409	26,331
Deferred tax asset	8,514	13,328
Property, plant and equipment, net	293	23,820
Right-of-use assets, finance lease, net	—	282
Right-of-use assets, operating lease, net	—	4,491
Intangible assets, net	—	6,708
Other assets	—	217
Total non-current assets	8,807	48,846
Total assets	$13,216	$75,177

Liabilities
Accounts payable	$665	$4,483
Accrued expenses	4,670	11,518
Lease liabilities, finance lease - current	28	26
Lease liabilities, operating lease - current	689	591
Notes payable - current	72	82
Total current liabilities	6,124	16,700
Notes payable, net	56	68
Lease liabilities, finance lease	285	313
Lease liabilities, operating lease	1,822	2,133
Total non-current liabilities	2,163	2,514
Total liabilities	$8,287	$19,214
The following table summarizes the Company’s discontinued operations for the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
Total revenues, net	$20,274	$60,922
Cost of goods sold	37,015	108,310
Gross loss	(16,741)	(47,388)
Other operating expenses	13,771	29,972
Operating loss	(30,512)	(77,360)
Total other expense, net	(25,257)	(62,581)
Loss from discontinued operations before provision for income taxes	(55,769)	(139,941)
Income tax benefit	4,387	28,319
Net loss from discontinued operations	$(51,382)	$(111,622)